Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative - SoundHound, Inc. [Member]	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule to determine the fair value of the embedded derivative [Line Items]
Weighted average term (years)	5 months 23 days	3 months 3 days
Weighted average discount rate	25.00%	8.63%